Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay Vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]	Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive offer pay.

Required Tabular Disclosure of Pay Versus Performance

The following table shows the past three fiscal years’ total compensation for our Named Executive Officers as set forth in the Summary Compensation Table, the “compensation actually paid” (“CAP”) to our named executive officers (as determined under SEC rules), our total shareholder return (“TSR”), and our net income (loss).

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay Versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules.

Year	Summary Compensation Table Total for PEO #1(1)	Compensation Actually Paid to PEO #1(2)	Summary Compensation Table Total for PEO #2(1)	Compensation Actually Paid to PEO #2(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Income (Loss)(5)
2023	$1,035,590	$2,652,407	$386,264	$90,926	$487,015	$394,875	$4	($16,990)
2022	$604,256	$540,361	$653,182	($130,996)	$431,257	$265,262	$5	($29,885)
2021	$0	$0	$2,692,163	($3,705,815)	$1,084,432	($1,348,541)	$26	($31,662)

(1)Nicole Sandford, our President and CEO is Principal Executive Officer (“PEO” ) #1 and was our PEO for 2023 and 2022. Valerie Palmieri, our former President and CEO is PEO #2 and was our PEO in 2021. Compensation for our PEOs reflects the amounts of total compensation reported in the “Total column of the “Summary Compensation Table” for Nicole Sandford and Valerie Palmieri for the years shown in the table.

(2)The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to the Company’s CEO or other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Sandford’s total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO #1	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to PEO
2023	$1,035,590	$(392,074)	$2,008,891	$2,652,407
2022	$604,256	$(87,845)	$23,950	$540,361

(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk free rate assumptions. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$2,011,208	$(4,379)	$2,165	$(103)	$2,008,891
2022	$10,255	$-	$13,695	$-	$23,950

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Palmieri’s total compensation in each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO #2	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to PEO
2023	$386,264	$(251,038)	$(44,300)	$90,926
2022	$653,182	$-	$(784,178)	$(130,996)
2021	$2,692,163	$(2,117,250)	$(4,280,728)	$(3,705,815)

(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$-	$-	$-	$(44,300)	$(44,300)
2022	$-	$(513,975)	$(270,203)	$-	$(784,178)
2021	$216,900	$(3,866,453)	$93,145	$(724,320)	$(4,280,728)

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)Average total compensation for non-PEO NEOs is based on the compensation of the following NEOs: (i) in 2023, Torsten Hombeck, Minh Merchant, and Dr. Ryan Phan, (ii) in 2022, Robert Beechey, Minh Merchant, and Dr. Ryan Phan, and (iii) in 2021, Robert Beechey.

Year	Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to non-PEO NEOs
2023	$487,015	$(127,349)	$35,209	$394,875
2022	$431,257	$(87,133)	$(78,862)	$265,262
2021	$1,084,432	$(705,750)	$(1,727,223)	$(1,348,541)

(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$31,393	$(3,862)	$9,446	$(1,768)	$35,209
2022	$15,958	$(63,375)	$1,208	$(32,653)	$(78,862)
2021	$72,300	$(1,440,425)	$(117,658)	$(241,440)	$(1,727,223)

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)Total Shareholder Return is cumulative for the measurement periods beginning on December 31, 2020, and ending on December 31 of each of 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)Reflects “Net Income” as reported in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2023, December 31, 2022 and December 31, 2021.

Named Executive Officers, Footnote [Text Block]

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$-	$-	$-	$(44,300)	$(44,300)
2022	$-	$(513,975)	$(270,203)	$-	$(784,178)
2021	$216,900	$(3,866,453)	$93,145	$(724,320)	$(4,280,728)

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	(3)Average total compensation for non-PEO NEOs is based on the compensation of the following NEOs: (i) in 2023, Torsten Hombeck, Minh Merchant, and Dr. Ryan Phan, (ii) in 2022, Robert Beechey, Minh Merchant, and Dr. Ryan Phan, and (iii) in 2021, Robert Beechey.
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to the Company’s CEO or other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Sandford’s total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO #1	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to PEO
2023	$1,035,590	$(392,074)	$2,008,891	$2,652,407
2022	$604,256	$(87,845)	$23,950	$540,361

(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk free rate assumptions. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$2,011,208	$(4,379)	$2,165	$(103)	$2,008,891
2022	$10,255	$-	$13,695	$-	$23,950

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Palmieri’s total compensation in each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO #2	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to PEO
2023	$386,264	$(251,038)	$(44,300)	$90,926
2022	$653,182	$-	$(784,178)	$(130,996)
2021	$2,692,163	$(2,117,250)	$(4,280,728)	$(3,705,815)

(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$-	$-	$-	$(44,300)	$(44,300)
2022	$-	$(513,975)	$(270,203)	$-	$(784,178)
2021	$216,900	$(3,866,453)	$93,145	$(724,320)	$(4,280,728)

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	(3)Average total compensation for non-PEO NEOs is based on the compensation of the following NEOs: (i) in 2023, Torsten Hombeck, Minh Merchant, and Dr. Ryan Phan, (ii) in 2022, Robert Beechey, Minh Merchant, and Dr. Ryan Phan, and (iii) in 2021, Robert Beechey.
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to non-PEO NEOs
2023	$487,015	$(127,349)	$35,209	$394,875
2022	$431,257	$(87,133)	$(78,862)	$265,262
2021	$1,084,432	$(705,750)	$(1,727,223)	$(1,348,541)

(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$31,393	$(3,862)	$9,446	$(1,768)	$35,209
2022	$15,958	$(63,375)	$1,208	$(32,653)	$(78,862)
2021	$72,300	$(1,440,425)	$(117,658)	$(241,440)	$(1,727,223)

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)Total Shareholder Return is cumulative for the measurement periods beginning on December 31, 2020, and ending on December 31 of each of 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)Reflects “Net Income” as reported in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2023, December 31, 2022 and December 31, 2021.

Non-PEO NEO Average Total Compensation Amount	$ 487,015	$ 431,257	$ 1,084,432
Non-PEO NEO Average Compensation Actually Paid Amount	394,875	265,262	(1,348,541)
Total Shareholder Return Amount	4	5	26
Net Income (Loss)	(16,990)	(29,885)	(31,662)
Value Of Equity Awards [Member] | Non Peo Neo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(127,349)	(87,133)	(705,750)
Equity Award Adjustments [Member] | Non Peo Neo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	35,209	(78,862)	(1,727,223)
Fair Value Of Equity Awards [Member] | Non Peo Neo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	31,393	15,958	72,300
Year Over Year Fair Value Of Outstanding And Unvested Equity Awards [Member] | Non Peo Neo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(3,862)	(63,375)	(1,440,425)
Fair Value As Of Vesting Date Of Equity Awards Granted And Vested [Member] | Non Peo Neo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	9,446	1,208	(117,658)
Change In Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions [Member] | Non Peo Neo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(1,768)	(32,653)	(241,440)
Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions [Member] | Non Peo Neo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	35,209	(78,862)	(1,727,223)
Nicole Sandford [Member]
Pay Vs Performance Disclosure [Line Items]
PEO Total Compensation Amount	1,035,590	604,256	0
PEO Actually Paid Compensation Amount	$ 2,652,407	540,361	0
PEO Name	Nicole Sandford
Nicole Sandford [Member] | Value Of Equity Awards [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ (392,074)	(87,845)
Nicole Sandford [Member] | Equity Award Adjustments [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	2,008,891	23,950
Nicole Sandford [Member] | Fair Value Of Equity Awards [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	2,011,208	10,255
Nicole Sandford [Member] | Year Over Year Fair Value Of Outstanding And Unvested Equity Awards [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(4,379)
Nicole Sandford [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	2,165	13,695
Nicole Sandford [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(103)
Nicole Sandford [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	2,008,891	23,950
Valerie Palmieri [Member]
Pay Vs Performance Disclosure [Line Items]
PEO Total Compensation Amount	386,264	653,182	2,692,163
PEO Actually Paid Compensation Amount	$ 90,926	(130,996)	(3,705,815)
PEO Name	Valerie Palmieri
Valerie Palmieri [Member] | Value Of Equity Awards [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ (251,038)		(2,117,250)
Valerie Palmieri [Member] | Equity Award Adjustments [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(44,300)	(784,178)	(4,280,728)
Valerie Palmieri [Member] | Fair Value Of Equity Awards [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			216,900
Valerie Palmieri [Member] | Year Over Year Fair Value Of Outstanding And Unvested Equity Awards [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount		(513,975)	(3,866,453)
Valerie Palmieri [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount		(270,203)	93,145
Valerie Palmieri [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(44,300)		(724,320)
Valerie Palmieri [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ (44,300)	$ (784,178)	$ (4,280,728)